Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net
(5) Property and Equipment, net
The components of Property and equipment, net at June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021	December 31, 2020
(in thousands)
Leasehold improvements	$30,972	$31,654
Technology and computers	62,678	47,572
Furniture and fixtures	4,023	4,203
Construction in process	8,724	5,194
Other property and equipment	6,309	5,995

Property and equipment, gross	112,706	94,618

Accumulated depreciation	(49,646)	(37,661)

Property and equipment, net	$63,060	$56,957

The Company’s principal operations are in the Philippines where the majority of property and equipment resides under its wholly owned subsidiaries. The table below presents the Company’s total property and equipment by the geographic location as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
(in thousands)
Philippines	$39,825	$37,823
United States	10,019	8,983
Rest of World	13,216	10,151

Total Property and equipment, net	$63,060	$56,957

(5) Property and Equipment, net
The components of Property and equipment, net at December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019
(in thousands)
Leasehold improvements	$31,654	$21,850
Technology and computers	47,572	23,402
Furniture and fixtures	4,203	3,551
Construction in process	5,194	12,877
Other property and equipment	5,995	2,469

Property and equipment, gross	94,618	64,149
Accumulated depreciation	(37,661)	(19,073)

Property and equipment, net	$56,957	$45,076

Depreciation expense for the years ended December 31, 2020 and 2019 was $20.2 million and $16.3 million, respectively.
The Company had disposals of Property and equipment totaling $1.1 million and $2.2 million during 2020 and 2019, respectively, mainly due to the assets disposed of related to the lease termination in Santa Monica Headquarters and San Antonio and temporary sites that were vacated as we moved to permanent locations in Tijuana, San Antonio and Santa Monica. We recognized losses from disposal of assets during the years ended December 31, 2020 and 2019 of $1.1 million and $2.2 million, respectively.
The Company’s principal operations are in the Philippines where the majority of property and equipment resides under its wholly owned subsidiaries. The table below presents the Company’s total property and equipment by the geographic location as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
(in thousands)
Philippines	$37,823	25,938
United States	8,983	12,967
Rest of World	10,151	6,171

Total Property and equipment, net	$56,957	45,076